Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 3. PROPERTY AND EQUIPMENT

The components of property and equipment at March 31, 2026 and December 31, 2025 consisted of the following:

	March 31, 2026	December 31, 2025
Land	$313,000	$313,000
Buildings and Improvements	2,739,000	2,739,000	31.5 years
Machinery and Equipment	27,080,000	26,953,000	5 – 8 years
Tools and Instruments	16,577,000	16,278,000	1.5 – 7 years
Automotive Equipment	266,000	266,000	5 years
Furniture and Fixtures	309,000	309,000	5 – 8 years
Leasehold Improvements	1,139,000	1,139,000	Term of lease
Computers and Software	705,000	705,000	4 – 6 years
Total Property and Equipment	49,128,000	48,702,000
Less: Accumulated Depreciation	(39,913,000)	(39,201,000)
Property and Equipment, net	$9,215,000	$9,501,000

Depreciation expense for the three months ended March 31, 2026 and 2025 was approximately $711,000 and $580,000, respectively.

Note 5. PROPERTY AND EQUIPMENT

The components of property and equipment at December 31, consisted of the following:

	December 31, 2025	December 31, 2024
Land & Improvements	$313,000	$300,000
Buildings and Improvements	2,739,000	2,739,000	31.5 years
Machinery and Equipment	26,953,000	25,592,000	5 – 8 years
Tools and Instruments	16,278,000	15,238,000	1.5 – 7 years
Automotive Equipment	266,000	266,000	5 years
Furniture and Fixtures	309,000	309,000	5 – 8 years
Leasehold Improvements	1,139,000	1,139,000	Term of lease
Computers and Software	705,000	605,000	4 – 6 years
Total Property and Equipment	48,702,000	46,188,000
Less: Accumulated Depreciation	(39,201,000)	(37,379,000)
Property and Equipment, net	$9,501,000	$8,809,000

Depreciation expense for the years ended December 31, 2025 and 2024 was approximately $2,499,000 and $2,072,000, respectively.